Stock Option Transactions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	50,000	260,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.61	$ 1.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(444,922)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 1.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	444,922
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,629,565	4,369,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.36	$ 3.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	4,234,643	4,629,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.41	$ 2.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,189,641	4,539,564
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.42	$ 2.38